SCHONFELD & WEINSTEIN, L.L.P.
SAMUEL P. SCHONFELD (1927-1964)	ATTORNEYS AT LAW	TELEPHONE
JOEL SCHONFELD	80 Wall Street	(212) 344-1600
ANDREA I. WEINSTEIN*	Suite 815	FAX
MARK A. MACRON*	New York, New York 10005	(212) 480-0717
*ALSO ADMITTED IN NEW JERSEY	WWW.SCHONFELD-WEINSTEIN.COM	E-MAIL
joel@schonfeld-weinstein.com
andrea@schonfeld-weinstein.com
keywan@schonfeld-weinstein.com

November 9, 2006

United States
Securities and Exchange Commission
Washington, D.C. 20549

Attn: Daniel F. Duchovny, Esq.
Special Counsel
Office of Mergers and Acquisitions

Re: Hotel Outsource Management International, Inc.
Revised Preliminary Proxy Statement
File No. 000-50306
Filed on November 3, 2006

Dear Mr. Duchovny:

We are in receipt of your letter and would like to respond as follows:

Schedule 14 A

1.	All blanks have been filled in;

2.

Background, Page 4

3.
During a board meeting held on February 26, 2006, both Joseph Stabholz, HOMI’s legal advisor in Israel, and Sigal Grinboim, the company’s Chief Financial Officer, heard Mr. Tamir state that, as a rule, he would always vote with Mr. Bahry;

Proposal Two. Election of Directors, Page 6

4.	Disclosure of the annual meeting has been revised;

Consequences of Not Returning Your Proxy Broker Non-Votes, Page 10

5.	We have revised disclosure to explain that broker non-votes and abstentions will have no effect on the proposal to elect directors.

Certain Relationships and Related Transactions

6.	We have provided information for all participants. We have also clarified that in November 2004, Mr. Bahry and Mr. Mihali each loaned the company $350,000.

Very truly yours,

/s/Andrea I. Weinstein

Andrea I. Weinstein

AIW: lr

Encl.